ESTIMATION OF FAIR VALUE - Yield per hectare of rubber crops (Details)	Dec. 31, 2018 T
Year seven
Disclosure Of Estimations of Fair Value [Line Items]
Tons of rubber per hectare per year	0.60
Year Eight
Disclosure Of Estimations of Fair Value [Line Items]
Tons of rubber per hectare per year	0.90
Year Nine
Disclosure Of Estimations of Fair Value [Line Items]
Tons of rubber per hectare per year	1.40
Year 10 and other
Disclosure Of Estimations of Fair Value [Line Items]
Tons of rubber per hectare per year	1.80